Income Taxes	9 Months Ended
Sep. 30, 2024
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

7. INCOME TAXES

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2024	2023	2024	2023
Current Tax
Canada	184	484	830	941
United States	—	4	2	4
Asia Pacific	57	68	157	152
Other International	9	7	26	19
Total Current Tax Expense (Recovery)	250	563	1,015	1,116
Deferred Tax Expense (Recovery)	(46)	(2)	(124)	(416)
	204	561	891	700